Document and Entity Information	Apr. 21, 2020
Cover [Abstract]
Entity Registrant Name	NAVISTAR INTERNATIONAL CORP
Amendment Flag	false
Entity Central Index Key	0000808450
Document Type	8-K
Document Period End Date	Apr. 21, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-9618
Entity Tax Identification Number	36-3359573
Entity Address, Address Line One	2701 Navistar Drive
Entity Address, City or Town	Lisle
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60532
City Area Code	(331)
Local Phone Number	332-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.10
Trading Symbol	NAV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false